Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

As of September 30, 2020 and December 31, 2019, the following financial liabilities are measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	September 30, 2020	December 31, 2019
Business acquisitions contingent consideration, current	$49,170	$8,614
Business acquisitions contingent consideration, long-term	9,742	379
Contingent put option	—	7,100
Warrant option	—	16,878
Conversion option	18,059	—

Total	$76,971	$32,971

As of December 31, 2019 and 2018, the following financial liabilities are measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Liabilities at Fair Value
2019	Level 1	Level 2	Level 3	Total
Contingent consideration payable (Note 7)	$	$	$8,993	$8,993
Warrant option (Note 12)			16,878	16,878
Contingent put option (Note 13)			7,100	7,100

Total	$	$	$32,971	$32,971

	Liabilities at Fair Value
2018	Level 1	Level 2	Level 3	Total
Contingent consideration payable (Note 7)	$	$	$2,754	$2,754
Warrant option (Note 12)			12,818	12,818

Total	$	$	$15,572	$15,572

Summary of Financial Instruments Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis for the nine months ended September 30, 2020 and September 30, 2019:

	Level 3
	Embedded Option	Business Acquisitions Contingent Consideration, Current(1)	Business Acquisitions Contingent Consideration, Long-term(2)	Contingent Put Option	Warrant Options	Total
Balance—at December 31, 2018	$—	$2,754	$—	$—	$12,818	$15,572
Acquisitions		31	—	—	—	31
Changes in fair value included in earnings	—	(670)	—	—	4,059	3,389
Payment of contingent consideration payable	—	(554)	—	—	—	(554)

Balance—at September 30, 2019	$—	$1,561	$—	$—	$16,877	$18,438

Balance—at December 31, 2019	$—	$8,614	$379	$7,100	$16,878	$32,971
Foreign currency translation of contingent consideration payment	—	(208)	—	—	—	(208)
Payment of contingent consideration payable	—	(12,464)	—	—	—	(12,464)
Acquisitions		34,661	10,543			45,204
Series A-2 compound embedded option	(9,361)	—	—	—	—	(9,361)
Issuance of warrant option	—	—	—	—	30,097	30,097
Reclass of long term to short term contingent consideration	—	180	(180)	—	—	—
Changes in fair value included in earnings	27,420	18,387	(1,000)	(19,240)	9,312	34,879
Write off of the contingent put option	—	—	—	12,140	—	12,140
Exercise of warrant options	—	—	—	—	(56,287)	(56,287)

Balance—at September 30, 2020	$18,059	$49,170	$9,742	$—	$—	$76,971

(1)	Current portion of the contingent consideration is recorded in business acquisitions contingent consideration, current.

(2)	Long term portion of the contingent consideration is recorded in business acquisitions contingent consideration, long-term.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis at December 31, 2019 and 2018:

	Level 3
	Contingent Consideration Current	Contingent Consideration Long Term		Derivative Financial Instruments	Warrant Option		Total
Balance—at January 1, 2018	$1,345	$		$2,647	$		$3,992
Acquisitions	2,951						2,951
Issuance of financial instruments						12,818	12,818
Change in fair value included in earnings	(158)			(352)			(510)
Payment of contingent consideration payable	(1,384)						(1,384)
Write off of financial instruments				(2,295)			(2,295)

Balance—at December 31, 2018	2,754					12,818	15,572
Acquisitions	5,022		379				5,401
Issuance of financial instruments
Change in fair value included in earnings	1,392			7,100		4,060	12,552
Payment of contingent consideration payable	(554)						(554)

Balance—at December 31, 2019	$8,614		$379	$7,100		$16,878	$32,971

Summary of Fair Value of Warrant Options Associated with Issuance of Redeemable Series A-1 Preferred Stock

The fair value of the warrant options associated with the issuance of the Redeemable Series A-1 Preferred Stock and the Convertible and Redeemable Series A-2 Preferred Stock was calculated based on the Black-Sholes pricing model using the following assumptions:

Series A-1 Preferred Stock Warrant Option	July 30, 2020	September 30, 2019
Common stock value (per share)	$22.22	$31.60
Expected volatility	44.35%	47.63%
Risk-free interest rate	0.55%	1.68%
Expected life (years)	10	10

Series A-2 Preferred Stock Warrant Option	July 30, 2020	September 30, 2019
Common stock value (per share)	$22.22	n/a
Expected volatility	44.35%	n/a
Risk-free interest rate	0.55%	n/a
Expected life (years)	10	n/a

The fair value of the warrant option associated with the issuance of the Redeemable Series A-1 Preferred Stock was calculated based on the Black-Sholes pricing model using the following assumptions:

Common stock value (per share)	$31.60
Expected volatility	47.51%
Risk-free interest rate	1.92%
Expected life (years)	10.00